Shareholder Fees {- Fidelity Environmental Bond Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Environmental Bond Fund Retail Pro-02 | Fidelity Environmental Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none